Stock Compensation Plan - Restricted stock (Details) - USD ($)		12 Months Ended
	Oct. 08, 2018	Dec. 31, 2020	Dec. 31, 2019
Selling, general, and administrative expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 153,897	$ 139,798
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted share award granted		1,396,000
Common Stock value per share		$ 19.13
Restricted Stock Units (RSUs) [Member] | Share Based Payment Arrangement Tranche Vesting Of 1083500 Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting of RSU		1,083,500
Restricted Stock Units (RSUs) [Member] | Vesting at the end of the first year for 1083500
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period of RSUs outstanding		48 months
Vesting percentage		25.00%
Restricted Stock Units (RSUs) [Member] | Vesting every 3 months thereafter for the next 36 months for 1083500
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period of RSUs outstanding		36 months
Restricted Stock Units (RSUs) [Member] | Share Based Payment Arrangement Tranche Vesting Of 100000 Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting of RSU		100,000
Requisite service period of RSUs outstanding		36 months
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted share award granted	100,000
Common Stock value per share	$ 0.50
Vesting of RSU		0	83,334
Stock-based compensation expense		$ 0	$ 38,441
Restricted stock units | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense		$ 23,091,450